Accounts Receivable and Accrued Revenues	12 Months Ended
Dec. 31, 2019
Trade And Other Current Receivables [Abstract]
Accounts Receivable and Accrued Revenues

15. ACCOUNTS RECEIVABLE AND ACCRUED REVENUES

As at	December 31, 2019	January 1, 2019 (1)
Accruals	1,185	614
Prepaids and Deposits	54	45
Partner Advances	16	237
Trade	206	251
Joint Operations Receivables	36	37
Net Investment in Finance Leases	-	2
Other	54	54
	1,551	1,240
(1)	See Note 4.